UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, August 6, 2012
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 69
Form 13F Information Table Value Total: $133,863
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item 7
Item 8 a)
b)
c)
3M COMPANY
Common Stocks
88579Y101
741
8265
8265
0
0
8085
0
0

ABBOTT LABORATORIES
Common Stocks
2824100
2941
45613
45613
0
0
45163
0
0

AMERICAN ELECTRIC POWER
Common Stocks
25537101
925
23190
23190
0
0
20574
0
0

AMERICAN EXPRESS CO
Common Stocks
25816109
3217
55269
55269
0
0
51734
0
0

APACHE CORP
Common Stocks
37411105
221
2519
2519
0
0
2519
0
0

AT&T INC
Common Stocks
00206R102
3121
87518
87518
0
0
73546
0
0

BABSON CAPITAL CORPORATE INVESTORS
Common Stocks
05617K109
1070
69783
69783
0
0
57308
0
0

BECTON DICKINSON & CO.
Common Stocks
75887109
1990
26624
26624
0
0
25969
0
0

BERKSHIRE HATHAWAY INC - CL B
Common Stocks
84670702
754
9050
9050
0
0
10670
0
0

BHP BILLITON LTD - ADR
Common Stocks
88606108
1072
16418
16418
0
0
15508
0
0

BOEING COMPANY
Common Stocks
97023105
1835
24701
24701
0
0
23786
0
0

CHEVRON CORP
Common Stocks
166764100
2553
24203
24203
0
0
23092
0
0

CISCO SYSTEMS INC
Common Stocks
17275R102
1038
60438
60438
0
0
59493
0
0

COCA-COLA CO
Common Stocks
191216100
5033
64369
64369
0
0
62759
0
0

CONOCOPHILLIPS
Common Stocks
20825C104
1757
31441
31441
0
0
29821
0
0

CONSOLIDATED EDISON INC
Common Stocks
209115104
218
3500
3500
0
0
3500
0
0

DANAHER CORP
Common Stocks
235851102
2633
50561
50561
0
0
49354
0
0

DIAGEO PLC - ADR
Common Stocks
25243Q205
2521
24455
24455
0
0
24145
0
0

DOMINION RESOURCES INC
Common Stocks
25746U109
324
6000
6000
0
0
6050
0
0

ECOLAB INC
Common Stocks
278865100
238
3475
3475
0
0
3550
0
0

EMC CORP MASS
Common Stocks
268648102
361
14075
14075
0
0
13825
0
0

EMERSON ELECTRIC CO
Common Stocks
291011104
1677
36009
36009
0
0
32086
0
0

ERHC ENERGY INC
Common Stocks
26884J104
7
75000
75000
0
0
75000
0
0

EXELON CORPORATION
Common Stocks
30161N101
1245
33094
33094
0
0
29387
0
0

EXXON MOBIL CORP
Common Stocks
30231G102
8914
104170
104170
0
0
89951
0
0

FIFTH THIRD BANCORP
Common Stocks
316773100
798
59520
59520
0
0
56055
0
0

GENERAL ELECTRIC CO
Common Stocks
369604103
3685
176820
176820
0
0
172088
0
0

GENERAL MILLS INC
Common Stocks
370334104
2628
68180
68180
0
0
66451
0
0

HALLIBURTON CO
Common Stocks
406216101
1385
48790
48790
0
0
47714
0
0

HARRIS CORP
Common Stocks
413875105
226
5390
5390
0
0
4690
0
0

HEWLETT-PACKARD CO
Common Stocks
428236103
1209
60133
60133
0
0
61804
0
0

ILLINOIS TOOL WORKS
Common Stocks
452308109
2829
53490
53490
0
0
54203
0
0

INTEL CORP
Common Stocks
458140100
2084
78192
78192
0
0
77861
0
0

INTL BUSINESS MACHINES CORP
Common Stocks
459200101
1689
8635
8635
0
0
8156
0
0

J.C. PENNEY CO INC
Common Stocks
708160106
878
37675
37675
0
0
20180
0
0

JOHNSON & JOHNSON
Common Stocks
478160104
4039
59786
59786
0
0
57900
0
0

JOHNSON CONTROLS INC
Common Stocks
478366107
1639
59143
59143
0
0
56238
0
0

KIMBERLY-CLARK CORP
Common Stocks
494368103
3927
46878
46878
0
0
5119
0
0

KINDER MORGAN - FRACTIONAL SHARES
Common Stocks
EKE55U103
1
740453
740453
0
0
46353
0
0

KRAFT FOODS
Common Stocks
50075N104
1011
26174
26174
0
0
681255
0
0

M&T BANK
Common Stocks
55261F104
1802
21823
21823
0
0
24060
0
0

MASCO CORP
Common Stocks
574599106
928
66905
66905
0
0
21058
0
0

MCDONALD`S CORP
Common Stocks
580135101
2115
23895
23895
0
0
61425
0
0

MERCK & CO INC
Common Stocks
58933Y105
2480
59413
59413
0
0
21975
0
0

MICROSOFT CORP
Common Stocks
594918104
2254
73676
73676
0
0
55564
0
0

NESTLES SA - ADR
Common Stocks
641069406
2550
42677
42677
0
0
64466
0
0

NEW HAMPSHIRE THRIFT BANCSHARES
Common Stocks
644722100
508
39820
39820
0
0
40810
0
0

NUCOR CORP
Common Stocks
670346105
1856
48960
48960
0
0
39820
0
0

OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
432
5042
5042
0
0
44702
0
0

PEPSICO INC
Common Stocks
713448108
4704
66570
66570
0
0
3512
0
0

PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
7021
80455
80455
0
0
62496
0
0

PRAXAIR INC
Common Stocks
74005P104
3627
33360
33360
0
0
77771
0
0

PROCTER & GAMBLE CO
Common Stocks
742718109
4643
75812
75812
0
0
32385
0
0

PROGRESS ENERGY INC
Common Stocks
743263105
313
5200
5200
0
0
72328
0
0

ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1548
35827
35827
0
0
5200
0
0

ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1690
25060
25060
0
0
35327
0
0

SIEMENS AG - ADR
Common Stocks
826197501
1048
12463
12463
0
0
23990
0
0

SOUTHERN COMPANY
Common Stocks
842587107
2951
63743
63743
0
0
11857
0
0

SPECTRA ENERGY
Common Stocks
847560109
2391
82287
82287
0
0
62473
0
0

SYSCO CORP
Common Stocks
871829107
1382
46365
46365
0
0
80942
0
0

T ROWE PRICE GROUP INC
Common Stocks
74144T108
2392
37990
37990
0
0
42805
0
0

TEXAS INSTRUMENTS INC
Common Stocks
882508104
1394
48598
48598
0
0
37845
0
0

UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
2476
31434
31434
0
0
48303
0
0

UNITED TECHNOLOGIES CORP
Common Stocks
913017109
3906
51716
51716
0
0
31090
0
0

VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1404
31602
31602
0
0
50188
0
0

WAL-MART STORES INC
Common Stocks
931142103
230
3295
3295
0
0
27551
0
0

WASHINGTON REAL ESTATE INV
Common Stocks
939653101
374
13155
13155
0
0
13015
0
0

WP CAREY & CO. LLC
Common Stocks
92930Y107
320
6950
6950
0
0
7450
0
0

WPP GROUP ADR
Common Stocks
92933H101
690
11340
11340
0
0
10930
0
0
